SECURED CONVERTIBLE DEBENTURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Secured Convertible Debentures
SCHEDULE OF SECURED DEBENTURES PAYABLE TO RELATED PARTY

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022

Mast Hill Note 1	472,648	595,000
Mast Hill Note 2	475,000	-
Less debt discount	(318,270)	(183,940)
Secured debentures, net	$629,378	$411,060

Secured debentures that are payable to an otherwise unaffiliated third party consists of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

YA II PN, Ltd.	$-	$3,000,000
Mast Hill	595,000	-
Secured debentures	595,000	3,000,000
Less debt discount	(183,940)	(2,150,067)
Secured debentures, net	$411,060	$849,933